Other Matters - Sale of Interest in Glass Mountain Pipeline, LLC (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2017	Mar. 31, 2019	Jun. 30, 2018	Sep. 30, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Ownership interest		0.00%	50.00%
Glass Mountain Pipeline, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from sale of interest in equity method investee	$ 292.1
Gain on sale of interest in equity method investee	$ (108.6)
Glass Mountain Pipeline, LLC | Operating segment | Crude oil logistics
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Ownership interest				50.00%